SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (61,489)	$ (31,523)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(15,372)	(7,881)
Use of NOL		(98)
Effect of additional deduction for qualified R&D expenses	(40)	(269)
Effect of changes in asset value	283	332
Non-deductible expenses	24	48
Changes in valuation allowance and others	15,105	7,868
Income tax expenses